CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details)	10 Months Ended
	Dec. 31, 2021 USD ($) item $ / shares shares	Sep. 30, 2022 $ / shares shares
Class A ordinary shares
Common Stock, Shares Authorized | shares	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
NumberOfVotesPerCommonStock | item	1
CommonStokSharesOutstandingIncludingSharesSubjectToPossibleRedemptionShares | shares	14,375,000
Temporary equity, shares outstanding | shares	14,375,000
Common stock subject to redemption
Temporary equity, shares outstanding | shares	14,375,000
Gross proceeds from IPO	$ 143,750,000
Offering costs allocated to Class A ordinary shares subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Remeasurement of carrying value to redemption value	10,115,561
Class A ordinary shares subject to possible redemption	$ 143,750,000